CONSOLIDATED BALANCE SHEETS (Parenthetical)	Jun. 30, 2022 £ / shares shares	Jun. 30, 2021 £ / shares shares
Statement of Financial Position [Abstract]
Common stock par or stated value per share | (per share)	£ 0.0025	£ 0.0025
Common stock shares authorized	79,315,333	79,315,333
Common stock shares issued	74,760,432	72,197,286
Common stock shares outstanding	74,760,432	72,197,286